Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 52
3 years	173
5 years	306
10 years	$ 695